Offerings	Sep. 24, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, reserved for issuance pursuant to the Amended and Restated 2021 Equity Incentive Plan
Amount Registered | shares	1,250,000
Proposed Maximum Offering Price per Unit	27.74
Maximum Aggregate Offering Price	$ 34,675,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,308.74
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Registrant's common stock that become issuable under the Registrant's Amended and Restated 2021 Equity Incentive Plan (the "2021 EIP") and the Registrant's 2023 Inducement Plan (the "Inducement Plan") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant's common stock, as applicable. The proposed maximum offering price per share of Common Stock is estimated solely for the purpose of calculating the proposed maximum aggregate offering price and the registration fee in accordance with Rules 457(c) and (h) under the Securities Act, based on the average of the high and low prices of the Registrant's common stock as reported in the consolidated reporting system of The Nasdaq Global Select Market on September 22, 2025, which was $27.74.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, reserved for issuance pursuant to the 2023 Inducement Plan
Amount Registered | shares	7,511,334
Proposed Maximum Offering Price per Unit	27.74
Maximum Aggregate Offering Price	$ 208,364,405.16
Fee Rate	0.01531%
Amount of Registration Fee	$ 31,900.59
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Registrant's common stock that become issuable under the Registrant's Amended and Restated 2021 Equity Incentive Plan (the "2021 EIP") and the Registrant's 2023 Inducement Plan (the "Inducement Plan") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant's common stock, as applicable. The proposed maximum offering price per share of Common Stock is estimated solely for the purpose of calculating the proposed maximum aggregate offering price and the registration fee in accordance with Rules 457(c) and (h) under the Securities Act, based on the average of the high and low prices of the Registrant's common stock as reported in the consolidated reporting system of The Nasdaq Global Select Market on September 22, 2025, which was $27.74.